OPERATING EXPENSES - Impairment of other assets net (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 147,338	$ 27,746	$ 46,078
Banking Colombia
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	108,861	20,036	33,889
Banking Guatemala
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	29,930	2,672	1,939
Banking Panama
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	17,869	6,523	5,495
Off shore
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	933	(173)	(126)
All Other Segments [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	792	812	1,418
Brokerage
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1	13
Banking El Salvador
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (11,048)	$ (2,137)	$ 3,363